Annual Total Returns - BlackRock Advantage Small Cap Core Fund (Investor A Shares, Institutional Shares and Investor C Shares) [BarChart] - Investor A, C and Institutional - BlackRock Advantage Small Cap Core Fund - Investor A Shares
Sep. 28, 2020
Bar Chart Table:
Annual Return 2014	5.21%
Annual Return 2015	(2.37%)
Annual Return 2016	23.52%
Annual Return 2017	10.53%
Annual Return 2018	(9.09%)
Annual Return 2019	31.79%